Organization	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1. Organization

Description of Business

Avalanche Treasury Corporation (the “Company” or “PubCo”) was incorporated in Delaware on September 22, 2025. The Company was formed to be the public registrant in connection with the Business Combination Agreement, as disclosed in Note 6.

Note 1.     Organization

Description of Business

Avalanche Treasury Corporation (the “Company” or “PubCo”) was incorporated in Delaware on September 22, 2025. The Company was formed to be the public registrant in connection with the Business Combination Agreement, as disclosed in Note 6.